SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2021
SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY
SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY

9F INC.

SCHEDULE 1-CONDENSED BALANCE SHEETS

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Cash and cash equivalents	778,097	568,973	89,284
Amounts due from subsidiaries and VIEs	892,472	1,368,526	214,752
Other receivables	653	1,912	300
Prepaid expenses and other assets	2,080	1,993	313
Investments in subsidiaries and VIEs	2,503,999	2,481,330	389,374
Total assets	4,177,301	4,422,734	694,023
Liabilities:
Accrued expense and other liability	8,684	290,808	45,634
Amounts due to subsidiaries and VIEs	39	38	6
Total liabilities	8,723	290,846	45,640
Shareholders’ Equity:
Class A ordinary shares (US$0.00001 par value; 4,600,000,000 shares authorized; 142,348,281 and 170,161,275 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	1	1	—
Class B ordinary shares (US$0.00001 par value; 200,000,000 shares authorized; 61,162,400 and 61,162,400 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	1	1	—
Additional paid-in capital	5,531,926	5,780,609	907,104
Retained earnings (deficit)	(1,356,397)	(1,594,415)	(250,199)
Accumulated other comprehensive income	(6,953)	(54,308)	(8,522)
Total shareholders’ equity	4,168,578	4,131,888	648,383
Total liabilities and shareholders’ equity	4,177,301	4,422,734	694,023

9F INC.

SCHEDULE 1-CONDENSED STATEMENTS OF OPERATIONS

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Equity in loss of subsidiaries and VIEs	(1,777,756)	(1,855,047)	(150,814)	(23,664)
Operating costs and expenses	(371,063)	(333,427)	(89,245)	(14,004)
Provision for contract assets and receivables	(691)	—	—	—
Interest income	4,601	12,183	5,151	808
Impairment loss of investments	(20,724)	(97,892)	—	—
Other income, net	6,057	15,288	—	—
Net income (loss)	(2,159,576)	(2,258,895)	(234,908)	(36,860)
Net los per ordinary share
Basic and diluted	(12.43)	(11.37)	(1.10)	(0.17)
Weighted average number of ordinary shares
Basic and diluted	174,552,468	198,596,879	213,635,470	213,635,470

9F INC.

SCHEDULE 1 - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net income (loss)	(2,159,576)	(2,258,895)	(234,908)	(36,860)
Other comprehensive income
Foreign currency translation adjustments	12,126	(97,245)	(48,154)	(7,556)
Unrealized gains (losses) on available-for-sale investments	(99)	—	—	—
Comprehensive Income (Loss)	(2,147,549)	(2,356,140)	(283,062)	(44,416)

9F INC.

SCHEDULE 1 - CONDENSED STATEMENTS of CASH FLOW

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data, or otherwise noted)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net income (loss)	(2,159,576)	(2,258,895)	(234,908)	(36,860)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:	—	—	—	—
Equity in earnings (loss) of subsidiaries and VIEs	1,777,756	1,855,047	150,814	23,664
Share-based compensation expense	353,151	290,630	52,338	8,213
Impairment loss of equity securities without readily determinable fair value	20,725	97,892	—	—
Gain from disposal of equity securities without readily determinable fair value	(6,057)	—	—	—
Changes in operating assets and liabilities:	—	—	—	—
Other receivables	(377)	—	(1,259)	(198)
Prepaid expenses and other assets	(8,020)	6,667	87	14
Accrued expense and other liabilities	(3,551)	5,901	282,124	44,271
Amounts due to subsidiaries and VIEs	9,659	(147)	(1)	—
Amounts due from subsidiaries and VIEs	131,387	45,654	(476,054)	(74,703)
Net cash provided by (used in) operating activities	115,097	42,749	(226,859)	(35,599)
Cash Flows from Investing Activities:
Investment in subsidiaries	(69,149)	18,774	—	—
Loan to related parties	—	(97,514)	—	—
Proceeds from repayment of related parties	138,163	—	—	—
Disposal of long-term investments	8,289	—	33,130	5,199
Net cash provided by (used in) investing activities	77,303	(78,740)	33,130	5,199
Cash Flows from Financing Activities:
Proceeds from exercise of share options	—	—	433	68
Net cash provided by financing activities	463,065	—	433	68
Effect of exchange rate changes	13,173	(1)	(15,828)	(2,484)
Net increase (decrease) in cash and cash equivalents	668,638	(35,992)	(209,124)	(32,816)
Cash and cash equivalents at beginning of year	145,451	814,089	778,097	122,100
Cash and cash equivalents at end of year	814,089	778,097	568,973	89,284

9F INC.

SCHEDULE 1— NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

(PARENT COMPANY ONLY)

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04 and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.	The condensed financial information of 9F Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIE and the VIEs subsidiaries.
3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividends were paid by the Group’s subsidiaries to their parent company in 2019, 2020 and 2021.
4.	As of December 31, 2021, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.